Average Annual Total Returns - Delaware Diversified Income Fund	Bloomberg US Aggregate Index 1 year	Bloomberg US Aggregate Index 5 years	Bloomberg US Aggregate Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Class R 1 year	Class R 5 years	Class R 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years or lifetime	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date
Total	1.54%	3.57%	2.90%	(5.68%)	3.51%	3.04%	(6.78%)	2.20%	1.66%	(3.27%)	2.12%	1.72%	(2.89%)	3.70%	2.74%	(1.43%)	4.22%	3.26%	(0.94%)	4.74%	3.78%	(0.85%)	4.82%	4.36%	May 02, 2016